Not FDIC Insured May Lose Value No Bank Guarantee
4021-Q1PH

Schedule of Investments
(unaudited)
Franklin Floating Rate Master Series 2
Notes to Schedule of Investments 19

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited), October 31, 2024
Franklin Floating Rate Master Series
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country Shares a Value
% of Net
Assets
a
Common Stocks
Industrial Machinery & Supplies & Components
UTEX Industries, Inc. .......................... United States 120,386 $ 4,755,247 1 .10
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 104,009 3,120 0.00
†
a
Oil & Gas Exploration & Production
a
Talos Energy, Inc. ............................. United States 213,184 2,178,741 0 .50
a
Total Common Stocks (Cost $ 15,206,567 ) ...............................
6,937,108 1 .60
Management Investment Companies
Asset Management & Custody Banks
b,c
Franklin Senior Loan ETF ....................... United States 112,166 2,733,485 0 .63
Invesco Senior Loan ETF ....................... United States 109,000 2,287,910 0 .53
5,021,395 1 .16
Total Management Investment Companies (Cost $ 5,112,483 ) ..............
5,021,395 1 .16
Preferred Stocks
Leisure Facilities
a
24 Hour Fitness Worldwide, Inc. .................. United States 246,320 36,948 0 .01
a
Total Preferred Stocks (Cost $ 332,425 ) ..................................
36,948 0 .01
Warrants
a a a a a
Warrants
Industrial Machinery & Supplies & Components
a,d
UTEX Industries, Inc. , 2/20/49 .................... United States 321 1 0.00
†
Total Warrants (Cost $ – ) ...............................................
1 0.00
†
Principal
Amount
*
a
Corporate Bonds
Advertising
e
Neptune Bidco US, Inc. , Senior Secured Note , 144A,
9.29% , 4/15/29 ............................. United States 1,200,000 1,122,281 0 .26
Aerospace & Defense
e
TransDigm, Inc. , Senior Secured Note , 144A, 6.375% ,
3/01/29 ................................... United States 1,500,000 1,524,434 0 .35
Air Freight & Logistics
e
Rand Parent LLC , Senior Secured Note , 144A, 8.5% ,
2/15/30 ................................... United States 1,950,000 1,947,836 0 .45
Automotive Parts & Equipment
e
Tenneco, Inc. , Senior Secured Note , 144A, 8% , 11/17/28 United States 1,500,000 1,390,248 0 .32
Cargo Ground Transportation
e
First Student Bidco, Inc. / First Transit Parent, Inc. , Senior
Secured Note , 144A, 4% , 7/31/29 ............... United States 500,000 460,777 0 .11
Casinos & Gaming
e
Caesars Entertainment, Inc. , Senior Secured Note , 144A,
6.5% , 2/15/32 .............................. United States 1,400,000 1,420,636 0 .33
e
Great Canadian Gaming Corp. , Senior Secured Note ,
Reg S, 8.75% , 11/15/29 ....................... Canada 250,000 250,000 0 .06

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Casinos & Gaming (continued)
e
International Game Technology plc , Senior Secured Note ,
144A, 5.25% , 1/15/29 ......................... United States 400,000 $ 393,299 0 .09
2,063,935 0 .48
Diversified Chemicals
e
SCIH Salt Holdings, Inc. , Senior Secured Note , 144A,
4.875% , 5/01/28 ............................. United States 1,100,000 1,054,401 0 .24
Health Care Facilities
e
CHS/Community Health Systems, Inc. , Senior Secured
Note , 144A, 8% , 12/15/27 ..................... United States 1,500,000 1,499,032 0 .35
Health Care Services
e,f
Radiology Partners, Inc. , Senior Secured Note , 144A,
PIK, 7.775% , 1/31/29 ......................... United States 1,718,476 1,671,624 0 .38
Health Care Supplies
e
Bausch + Lomb Corp. , Senior Secured Note , 144A,
8.375% , 10/01/28 ............................ United States 320,000 336,134 0 .08
Independent Power Producers & Energy Traders
e
Calpine Corp. , Senior Secured Note , 144A, 4.5% , 2/15/28 United States 1,100,000 1,060,167 0 .25
Integrated Telecommunication Services
e
Altice France SA ,
Senior Secured Note , 144A, 5.125% , 7/15/29 ....... France 800,000 599,271 0 .14
Senior Secured Note , 144A, 5.5% , 10/15/29 ........ France 1,270,000 952,352 0 .22
1,551,623 0 .36
Investment Banking & Brokerage
Jane Street Group / JSG Finance, Inc. ,
Senior Secured Note , 144A, 4.5% , 11/15/29 ........ United States 800,000 757,503 0 .18
Senior Secured Note , 144A, 6.125% , 11/01/32 ...... United States 568,000 568,723 0 .13
1,326,226 0 .31
IT Consulting & Other Services
e
Fortress Intermediate 3, Inc. , Senior Secured Note , 144A,
7.5% , 6/01/31 .............................. United States 600,000 624,499 0 .14
Movies & Entertainment
e
Banijay Entertainment SAS , Senior Secured Note , 144A,
8.125% , 5/01/29 ............................. France 600,000 622,713 0 .14
Multi-line Insurance
e
Acrisure LLC / Acrisure Finance, Inc. , Senior Secured
Note , 144A, 4.25% , 2/15/29 .................... United States 529,400 498,342 0 .12
Passenger Airlines
e
Allegiant Travel Co. , Senior Secured Note , 144A, 7.25% ,
8/15/27 ................................... United States 1,200,000 1,183,180 0 .27
e
American Airlines, Inc. , Senior Secured Note , 144A,
8.5% , 5/15/29 .............................. United States 1,300,000 1,367,024 0 .32
e
American Airlines, Inc. / AAdvantage Loyalty IP Ltd. ,
Senior Secured Note , 144A, 5.5% , 4/20/26 ......... United States 494,649 493,524 0 .11
e
Delta Air Lines, Inc. / SkyMiles IP Ltd. , Senior Secured
Note , 144A, 4.5% , 10/20/25 .................... United States 158,208 157,471 0 .04
e
United Airlines, Inc. , Senior Secured Note , 144A, 4.375% ,
4/15/26 ................................... United States 1,165,000 1,145,609 0 .26
4,346,808 1 .00

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Corporate Bonds
(continued)
Personal Care Products
e
Coty, Inc. , Senior Secured Note , 144A, 5% , 4/15/26 .... United States 392,000 $ 390,312 0 .09
Publishing
e
McGraw-Hill Education, Inc. , Senior Secured Note , 144A,
7.375% , 9/01/31 ............................. United States 100,000 102,509 0 .02
Security & Alarm Services
e
Allied Universal Holdco LLC , Senior Secured Note , 144A,
7.875% , 2/15/31 ............................. United States 500,000 509,269 0 .12
e
Allied Universal Holdco LLC / Allied Universal Finance
Corp. , Senior Note , 144A, 9.75% , 7/15/27 ......... United States 1,600,000 1,604,966 0 .37
2,114,235 0 .49
Wireless Telecommunication Services
e
Vmed O2 UK Financing I plc , Senior Secured Bond ,
144A, 4.25% , 1/31/31 ......................... United Kingdom 360,000 310,930 0 .07
Total Corporate Bonds (Cost $ 26,155,094 ) ...............................
26,019,066 6 .01
Senior Floating Rate Interests
g
Advertising
h
MH Sub I LLC (Micro Holding Corp.), First Lien, CME
Term Loan , 8.935% , ( 1-month SOFR + 4.25% ), 5/03/28 United States 3,425,837 3,408,383 0 .79
MH Sub I LLC (Micro Holding Corp.), Second Lien, 2021
Replacement CME Term Loan , 10.935% , ( 1-month
SOFR + 6.25% ), 2/23/29 ...................... United States 700,000 687,970 0 .16
4,096,353 0 .95
a a a a a a
g
Aerospace & Defense
Bleriot US Bidco, Inc., First Lien, 2023 CME Term Loan ,
7.854% , ( 3-month SOFR + 3.25% ), 10/31/30 ....... United States 89,062 89,388 0 .02
h
Dynasty Acquisition Co., Inc., First Lien, CME Term Loan
B2 , 6.033% , ( 12-month SOFR + 2.25% ), 10/27/31 ... United States 164,511 164,819 0 .04
h
Dynasty Acquisition Co., Inc., First Lien, CME Term Loan,
B1 , 6.027% , ( 12-month SOFR + 2.25% ), 10/27/31 ... United States 432,504 433,315 0 .10
TransDigm, Inc., First Lien, CME Term Loan, J , 7.365% ,
( 3-month SOFR + 2.5% ), 2/28/31 ................ United States 2,992,500 2,998,695 0 .69
3,686,217 0 .85
a a a a a a
g
Air Freight & Logistics
Clue Opco LLC, First Lien, CME Term Loan, B , 9.085% ,
( 3-month SOFR + 4.5% ), 12/19/30 ............... United States 2,972,523 2,973,043 0 .69
Rand Parent LLC, First Lien, CME Term Loan, B , 8.354% ,
( 3-month SOFR + 3.75% ), 3/18/30 ............... United States 2,599,118 2,611,957 0 .60
5,585,000 1 .29
a a a a a a
Airport Services
g
LaserShip, Inc., First Lien, Initial CME Term Loan ,
9.365% , ( 3-month SOFR + 4.5% ), 5/08/28 ......... United States 4,924,448 2,129,824 0 .49
g
Alternative Carriers
h
Zayo Group Holdings, Inc., First Lien, 2022 Incremental
CME Term Loan , 8.935% , ( 1-month SOFR + 4.25% ),
3/09/27 ................................... United States 1,097,954 1,047,174 0 .24
Zayo Group Holdings, Inc., First Lien, Initial Dollar CME
Term Loan , 7.796% , ( 1-month SOFR + 3% ), 3/09/27 . United States 1,623,553 1,529,573 0 .35
2,576,747 0 .59
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Apparel, Accessories & Luxury Goods
h
ABG Intermediate Holdings 2 LLC, First Lien, 2024
Refinancing CME Term Loan , 7.446% , ( 1-month SOFR
+ 2.75% ), 12/21/28 .......................... United States 962,618 $ 965,689 0 .22
Flash Charm, Inc., First Lien, CME Term Loan, B2 ,
8.071% , ( 3-month SOFR + 3.5% ), 3/02/28 ......... United States 1,562,821 1,539,214 0 .36
Hanesbrands, Inc., First Lien, Initial CME Term Loan, B ,
8.435% , ( 1-month SOFR + 3.75% ), 3/08/30 ........ United States 1,024,314 1,033,277 0 .24
3,538,180 0 .82
a a a a a a
Application Software
g
AppLovin Corp., First Lien, Amendment No. 1
Replacement CME Term Loan, 10-I , 7.185% , ( 1-month
SOFR + 2.5% ), 10/25/28 ...................... United States 995,000 997,696 0 .23
g
AppLovin Corp., First Lien, Delayed Draw CME Term
Loan, B , 7.185% , ( 1-month SOFR + 2.5% ), 8/16/30 .. United States 1,094,711 1,097,207 0 .25
g
Boxer Parent Co., Inc., First Lien, 2031 New Dollar CME
Term Loan , 8.335% , ( 3-month SOFR + 3.75% ), 7/30/31 United States 2,000,000 1,997,070 0 .46
g
Central Parent LLC, First Lien, CME Term Loan, B ,
7.854% , ( 3-month SOFR + 3.25% ), 7/06/29 ........ United States 4,661,007 4,632,668 1 .07
g
Cloud Software Group, Inc., First Lien, Initial Dolla CME
Term Loan, B , 8.604% , ( 3-month SOFR + 4% ), 3/30/29 United States 3,384,643 3,387,723 0 .78
g
Cloud Software Group, Inc., First Lien, Third Amendment
CME Term Loan , 9.104% , ( 3-month SOFR + 4.5% ),
3/21/31 ................................... United States 454,545 455,077 0 .11
g
Cloudera, Inc., First Lien, Initial CME Term Loan , 8.535% ,
( 1-month SOFR + 3.75% ), 10/09/28 .............. United States 1,190,813 1,175,184 0 .27
g
ConnectWise LLC, First Lien, Initial CME Term Loan ,
8.365% , ( 3-month SOFR + 3.5% ), 9/29/28 ......... United States 789,848 790,693 0 .18
g
Cornerstone OnDemand, Inc., First Lien, Initial CME Term
Loan , 8.55% , ( 1-month SOFR + 3.75% ), 10/16/28 ... United States 876,709 826,667 0 .19
g
ECI Macola/Max Holding LLC, First Lien, CME Term
Loan, B , 7.842% , ( 3-month SOFR + 3.25% ), 5/09/30 . United States 1,899,866 1,907,133 0 .44
g ,h ,i
Epicor Software Corp., First Lien, 2024 Delayed Draw
CME Term Loan , 7.957% , ( 1-month SOFR + 3.25% ),
5/30/31 ................................... United States 38,606 38,765 0 .01
g
Epicor Software Corp., First Lien, CME Term Loan, E ,
8.095% , ( 1-month SOFR + 3.25% ), 5/30/31 ........ United States 3,233,514 3,246,820 0 .75
g
Flexera Software LLC, First Lien, CME Term Loan, B2 ,
8.259% , ( 1-month SOFR + 3.5% ), 3/03/28 ......... United States 327,919 329,108 0 .08
g
Genesys Cloud Services Holdings II LLC, First Lien, 2024
Incremental Dollar CME Term Loan , 8.71% , ( 1-month
SOFR + 3.75% ), 12/01/27 ..................... United States 918,462 921,690 0 .21
g
Genesys Cloud Services Holdings II LLC, First Lien,
CME Term Loan, B , 7.685% , ( 1-month SOFR + 3% ),
12/01/27 .................................. United States 398,971 400,373 0 .09
g
Genesys Cloud Services Holdings II LLC, First Lien,
Dollar CME Term Loan, B4 , 8.345% , ( 1-month SOFR +
3.5% ), 12/01/27 ............................. United States 3,260,180 3,271,640 0 .76
g
IGT Holding IV AB, First Lien, CME Term Loan, B2 ,
3.662% , ( 1-day SOFR + 3.4% ), 3/31/28 ........... Sweden 992,602 996,945 0 .23
g ,h
PointClickCare Technologies, Inc., First Lien, CME Term
Loan, B , 7.447% , ( 12-month SOFR + 3.25% ), 10/10/31 Canada 666,667 668,750 0 .15
g
Polaris Newco LLC, First Lien, Dollar CME Term Loan ,
8.847% , ( 3-month SOFR + 4% ), 6/02/28 .......... United States 1,234,500 1,227,593 0 .28
g
Project Alpha Intermediate Holding, Inc., First Lien, 2024
Refinancing CME Term Loan , 8.335% , ( 3-month SOFR
+ 3.75% ), 10/28/30 .......................... United States 1,892,377 1,901,518 0 .44

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Application Software (continued)
g
Project Boost Purchaser LLC, First Lien, Initial CME Term
Loan , 8.147% , ( 3-month SOFR + 3.5% ), 7/16/31 .... United States 2,289,541 $ 2,295,070 0 .53
g
Project Ruby Ultimate Parent Corp., First Lien, CME Term
Loan, B1 , 8.3% , ( 1-month SOFR + 3.5% ), 3/10/28 ... United States 445,522 447,565 0 .10
g
Rocket Software, Inc., First Lien, CME Term Loan ,
8.935% , ( 1-month SOFR + 4.75% ), 11/28/28 ....... United States 1,361,022 1,365,003 0 .32
g
UKG, Inc., First Lien, Initial CME Term Loan , 7.617% ,
( 3-month SOFR + 3% ), 2/10/31 ................. United States 3,878,478 3,887,262 0 .90
g
VS Buyer LLC, First Lien, 2024 Initial CME Term Loan ,
8.036% , ( 1-month SOFR + 3.25% ), 4/14/31 ........ United States 455,479 456,618 0 .11
h ,j
Zelis Payments Buyer, Inc., First Lien, CME Term Loan,
B , TBD, 10/01/31 ............................ United States 1,879,195 1,873,322 0 .43
40,595,160 9 .37
a a a a a a
g
Asset Management & Custody Banks
Edelman Financial Engines Center LLC (The), First Lien,
2024 Refinancing CME Term Loan , 7.935% , ( 1-month
SOFR + 3.25% ), 4/07/28 ...................... United States 2,713,462 2,716,637 0 .63
First Eagle Holdings, Inc., First Lien, CME Term Loan, B2 ,
8.33% , ( 3-month SOFR + 3% ), 3/05/29 ........... United States 1,192,504 1,188,235 0 .28
GTCR Everest Borrower LLC, First Lien, Initial CME Term
Loan , 7.604% , ( 3-month SOFR + 3% ), 9/05/31 ...... United States 696,517 695,086 0 .16
f
Russell Investments US Institutional Holdco, Inc., First
Lien, 2027 CME Term Loan , PIK, 9.585% , ( 3-month
SOFR + 5% ), 5/28/27 ......................... United States 2,538,539 2,300,889 0 .53
6,900,847 1 .60
a a a a a a
g
Automotive Parts & Equipment
Adient US LLC, First Lien, CME Term Loan, B2 , 7.435% ,
( 1-month SOFR + 2.75% ), 1/31/31 ............... United States 1,175,187 1,179,782 0 .27
Clarios Global LP, First Lien, 2024 Dollar CME Term
Loan , 7.185% , ( 1-month SOFR + 2.5% ), 5/06/30 .... United States 585,616 587,499 0 .14
DexKo Global, Inc., First Lien, 2023 Incremental CME
Term Loan , 8.854% , ( 3-month SOFR + 4.25% ),
10/04/28 .................................. United States 391,776 380,219 0 .09
DexKo Global, Inc., First Lien, Closing Date Dollar
CME Term Loan , 8.615% , ( 3-month SOFR + 3.75% ),
10/04/28 .................................. United States 424,777 407,830 0 .09
First Brands Group LLC, First Lien, 2021 CME Term
Loan , 9.847% , ( 3-month SOFR + 5% ), 3/30/27 ...... United States 2,254,995 2,198,981 0 .51
First Brands Group LLC, First Lien, 2022-2 Incremental
CME Term Loan , 10.514% , ( 3-month SOFR + 5% ),
3/30/27 ................................... United States 2,316,845 2,257,186 0 .52
First Brands Group LLC, Second Lien, 2021 CME Term
Loan , 13.347% , ( 3-month SOFR + 8.5% ), 3/30/28 ... United States 1,871,447 1,752,142 0 .41
Highline Aftermarket Acquisition LLC, First Lien, 2024-1
Refinancing CME Term Loan , 8.685% , ( 1-month SOFR
+ 4% ), 11/09/27 ............................. United States 227,533 228,671 0 .05
TI Group Automotive Systems LLC, First Lien, 2021
Refinancing CME Term Loan, B , 8.05% , ( 1-month
SOFR + 3.25% ), 12/16/26 ..................... United States 991,781 994,260 0 .23
9,986,570 2 .31
a a a a a a
Automotive Retail
g
RealTruck Group, Inc., First Lien, Initial CME Term Loan ,
8.3% , ( 1-month SOFR + 3.5% ), 1/31/28 ........... United States 1,747,993 1,727,481 0 .40

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Broadcasting
Gray Television, Inc., First Lien, CME Term Loan, D ,
7.786% , ( 1-month SOFR + 3% ), 12/01/28 .......... United States 2,535,756 $ 2,392,765 0 .55
iHeartCommunications, Inc., First Lien, CME Term Loan ,
7.8% , ( 1-month SOFR + 3% ), 5/01/26 ............ United States 2,634,564 2,232,437 0 .51
iHeartCommunications, Inc., First Lien, Second
Amendment Incremental CME Term Loan , 8.05% ,
( 1-month SOFR + 3.25% ), 5/01/26 ............... United States 300,000 251,439 0 .06
Nexstar Media, Inc., First Lien, CME Term Loan, B4 ,
7.3% , ( 1-month SOFR + 2.5% ), 9/18/26 ........... United States 469,013 469,520 0 .11
Univision Communications, Inc., First Lien, Initial CME
Term Loan , 8.05% , ( 1-month SOFR + 3.25% ), 1/31/29 United States 872,818 861,908 0 .20
6,208,069 1 .43
a a a a a a
Broadline Retail
g
Peer Holding III BV, First Lien, CME Term Loan, B5 ,
7.604% , ( 3-month SOFR + 3% ), 7/01/31 .......... Netherlands 1,707,942 1,712,750 0 .40
g
Building Products
AZZ, Inc., First Lien, Initial CME Term Loan , 7.185% ,
( 1-month SOFR + 2.5% ), 5/14/29 ................ United States 524,825 527,257 0 .12
Cornerstone Building Brands, Inc., First Lien, CME Term
Loan, C , 9.304% , ( 1-month SOFR + 4.5% ), 5/15/31 .. United States 821,918 818,470 0 .19
Cornerstone Building Brands, Inc., First Lien, New CME
Term Loan, B , 8.154% , ( 1-month SOFR + 3.25% ),
4/12/28 ................................... United States 923,932 909,671 0 .21
EMRLD Borrower LP, First Lien, Initial CME Term Loan,
B , 7.557% , ( 3-month SOFR + 2.5% ), 5/31/30 ....... United States 327,558 327,558 0 .08
MIWD Holdco II LLC, First Lien, 2024 Incremental CME
Term Loan , 7.685% , ( 1-month SOFR + 3% ), 3/28/31 . United States 1,545,229 1,551,897 0 .36
Quikrete Holdings, Inc., First Lien, CME Term Loan, B1 ,
7.185% , ( 1-month SOFR + 2.5% ), 4/14/31 ......... United States 882,661 883,354 0 .20
Quikrete Holdings, Inc., First Lien, CME Term Loan, B2 ,
6.935% , ( 1-month SOFR + 2.25% ), 3/19/29 ........ United States 552,888 553,552 0 .13
Summit Materials LLC, First Lien, CME Term Loan, B2 ,
6.554% , ( 1-month SOFR + 1.75% ), 1/12/29 ........ United States 479,518 480,944 0 .11
6,052,703 1 .40
a a a a a a
g
Cable & Satellite
DIRECTV Financing LLC, First Lien, 2024 Refinancing
CME Term Loan, B , 10.097% , ( 3-month SOFR +
5.25% ), 8/02/29 ............................. United States 215,192 209,745 0 .05
Virgin Media Bristol LLC, First Lien, Advance CME Term
Loan, Q , 8.15% , ( 1-month SOFR + 3.25% ), 1/31/29 .. United States 1,788,848 1,746,488 0 .40
1,956,233 0 .45
a a a a a a
g
Cargo Ground Transportation
Albion Financing 3 SARL, First Lien, 2024 Amended USD
Term Loan , 9.826% , ( 3-month SOFR + 4.75% ), 8/17/29 Luxembourg 614,573 617,391 0 .14
First Student Bidco, Inc., First Lien, 2022 Incremental
CME Term Loan, B , 7.704% , ( 3-month SOFR + 3% ),
7/21/28 ................................... United States 1,108,241 1,110,840 0 .26
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, B , 7.865% , ( 3-month SOFR + 3% ), 7/21/28 .... United States 1,751,883 1,755,273 0 .40
First Student Bidco, Inc., First Lien, Initial CME Term
Loan, C , 7.865% , ( 3-month SOFR + 3% ), 7/21/28 .... United States 535,746 536,783 0 .12

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Cargo Ground Transportation (continued)
Kenan Advantage Group, Inc. (The), First Lien, U.S. CME
Term Loan, B4 , 7.935% , ( 1-month SOFR + 3.25% ),
1/25/29 ................................... United States 2,275,512 $ 2,277,879 0 .53
6,298,166 1 .45
a a a a a a
g
Casinos & Gaming
Bally's Corp., First Lien, CME Term Loan, B , 8.143% ,
( 3-month SOFR + 3.25% ), 10/02/28 .............. United States 1,355,502 1,310,601 0 .30
Caesars Entertainment, Inc., First Lien, 2023 Incremental
CME Term Loan, B , 7.435% , ( 1-month SOFR + 2.75% ),
2/06/30 ................................... United States 1,414,204 1,417,442 0 .33
Entain plc, First Lien, CME Term Loan, B3 , 8.014% ,
( 6-month SOFR + 2.75% ), 10/31/29 .............. United Kingdom 1,023,827 1,023,807 0 .24
Fertitta Entertainment LLC, First Lien, Initial CME Term
Loan, B , 8.536% , ( 1-month SOFR + 3.75% ), 1/29/29 . United States 2,007,124 2,010,266 0 .46
Flutter Entertainment plc, First Lien, CME Term Loan, B ,
6.604% , ( 3-month SOFR + 2% ), 11/25/30 .......... Ireland 1,330,934 1,332,265 0 .31
Light & Wonder International, Inc., First Lien, CME Term
Loan, B2 , 7.034% , ( 1-month SOFR + 2.25% ), 4/16/29 United States 1,677,169 1,678,997 0 .39
Ontario Gaming GTA LP, First Lien, CME Term Loan, B ,
8.893% , ( 3-month SOFR + 4.25% ), 8/01/30 ........ Canada 2,044,572 2,047,486 0 .47
Penn National Gaming, Inc., First Lien, CME Term Loan,
B , 7.535% , ( 1-month SOFR + 2.75% ), 5/03/29 ...... United States 1,340,647 1,344,025 0 .31
Raptor Acquisition Corp., First Lien, CME Term Loan, B ,
9.015% , ( 3-month SOFR + 4% ), 11/01/26 .......... United States 1,555,853 1,556,436 0 .36
Scientific Games Holdings LP, First Lien, 2024
Refinancing Dollar CME Term Loan , 8.318% , ( 3-month
SOFR + 3% ), 4/04/29 ......................... United States 1,715,195 1,710,178 0 .39
15,431,503 3 .56
a a a a a a
g
Communications Equipment
CommScope, Inc., First Lien, Initial CME Term Loan ,
8.05% , ( 1-month SOFR + 3.25% ), 4/06/26 ......... United States 1,196,661 1,173,027 0 .27
Delta Topco, Inc., First Lien, Second Amendment CME
Term Loan , 8.198% , ( 6-month SOFR + 3.5% ), 11/30/29 United States 1,766,968 1,769,911 0 .41
2,942,938 0 .68
a a a a a a
g
Construction & Engineering
Artera Services LLC, First Lien, CME Term Loan, C ,
9.104% , ( 3-month SOFR + 4.5% ), 2/18/31 ......... United States 814,091 806,206 0 .18
Brand Industrial Services, Inc., First Lien, CME Term
Loan, C , 9.071% , ( 3-month SOFR + 4.5% ), 8/01/30 .. United States 966,019 955,253 0 .22
Chromalloy Corp., First Lien, CME Term Loan , 8.354% ,
( 3-month SOFR + 3.75% ), 3/27/31 ............... United States 864,409 849,930 0 .20
Zekelman Industries, Inc., First Lien, 2024 CME Term
Loan , 6.995% , ( 1-month SOFR + 2.25% ), 1/24/31 ... United States 385,023 386,528 0 .09
2,997,917 0 .69
a a a a a a
Consumer Finance
g ,h
Neon Maple US Debt Mergersub, Inc., First Lien, CME
Term Loan , 8.153% , ( 12-month SOFR + 3% ), 7/18/31 United States 1,684,665 1,681,506 0 .39
g
Distributors
AIP RD Buyer Corp., First Lien, 2023 Incremental CME
Term Loan , 9.185% , ( 1-month SOFR + 4.5% ), 12/22/28 United States 314,211 315,455 0 .07
BCPE Empire Holdings, Inc., First Lien, Amendment
No. 5 Refinancing CME Term Loan , 8.845% , ( 1-month
SOFR + 4% ), 12/11/28 ........................ United States 1,551,985 1,555,112 0 .36

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Distributors (continued)
Core & Main LP, First Lien, CME Term Loan, C , 6.968% ,
( 1-month SOFR + 2.25% ), 2/10/31 ............... United States 522,368 $ 523,455 0 .12
Verde Purchaser LLC, First Lien, Initial CME Term Loan ,
9.104% , ( 3-month SOFR + 4.5% ), 11/30/30 ........ United States 1,966,769 1,953,247 0 .45
4,347,269 1 .00
a a a a a a
Diversified Banks
g ,h
Chrysaor Bidco SARL, First Lien, CME Term Loan, B ,
8.737% , ( 12-month SOFR + 3.5% ), 7/14/31 ........ Luxembourg 475,915 478,056 0 .11
g
Diversified Chemicals
INEOS US Finance LLC, First Lien, 2030 Dollar Term
Loan , 8.497% , ( 1-month SOFR + 3.25% ), 2/18/30 ... Luxembourg 514,800 515,927 0 .12
INEOS US Petrochem LLC, First Lien, New CME Term
Loan, B1 , 9.035% , ( 1-month SOFR + 4.25% ), 4/02/29 United States 1,526,460 1,521,697 0 .35
LSF11 A5 Holdco LLC, First Lien, 2024 Refinancing CME
Term Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/16/28 . United States 1,635,736 1,644,086 0 .38
Lummus Technology Holdings V LLC, First Lien, 2024
CME Term Loan, B , 8.3% , ( 1-month SOFR + 3.5% ),
12/31/29 .................................. United States 818,975 820,957 0 .19
SCIH Salt Holdings, Inc., First Lien, Incremental CME
Term Loan, B1 , 8.085% , ( 3-month SOFR + 3.5% ),
3/16/27 ................................... United States 1,635,013 1,641,054 0 .38
6,143,721 1 .42
a a a a a a
Diversified Financial Services
g
Mercury Borrower, Inc., First Lien, Initial CME Term Loan ,
8.3% , ( 1-month SOFR + 3.5% ), 8/02/28 ........... United States 1,623,228 1,628,300 0 .38
g
Diversified Support Services
APi Group DE, Inc., First Lien, Repriced 2021 Incremental
CME Term Loan , 6.685% , ( 1-month SOFR + 2% ),
1/03/29 ................................... United States 106,293 106,363 0 .03
CCI Buyer, Inc., First Lien, Initial CME Term Loan ,
8.604% , ( 3-month SOFR + 4% ), 12/17/27 .......... United States 1,767,039 1,770,042 0 .41
Neptune BidCo US, Inc., First Lien, Dollar CME Term
Loan, B , 9.758% , ( 3-month SOFR + 5% ), 4/11/29 .... United States 4,077,292 3,778,284 0 .87
h
PG Investment Co. 59 SARL, First Lien, Initial CME Term
Loan , 7.604% , ( 3-month SOFR + 3% ), 3/26/31 ...... Luxembourg 1,170,162 1,173,819 0 .27
Spin Holdco, Inc., First Lien, Initial CME Term Loan ,
9.256% , ( 3-month SOFR + 4% ), 3/06/28 .......... United States 3,853,909 3,366,293 0 .78
10,194,801 2 .36
a a a a a a
g
Education Services
KUEHG Corp., First Lien, CME Term Loan, C , 9.104% ,
( 3-month SOFR + 4.5% ), 6/12/30 ................ United States 1,831,261 1,837,899 0 .43
Learning Care Group US No. 2, Inc., First Lien, CME
Term Loan, B , 8.702% , ( 3-month SOFR + 4% ), 8/11/28 United States 401,935 403,894 0 .09
Spring Education Group, Inc., First Lien, CME Term Loan ,
8.604% , ( 3-month SOFR + 4% ), 9/30/30 .......... United States 467,035 470,762 0 .11
2,712,555 0 .63
a a a a a a
Electric Utilities
g
Hamilton Projects Acquiror LLC, First Lien, CME Term
Loan , 8.595% , ( 1-month SOFR + 3.75% ), 5/30/31 ... United States 311,232 312,982 0 .07
Electrical Components & Equipment
g
Indicor LLC, First Lien, CME Term Loan, C , 7.854% ,
( 3-month SOFR + 3.25% ), 11/22/29 .............. United States 620,757 621,579 0 .14

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Electronic Components
g
Coherent Corp., First Lien, CME Term Loan, B1 , 7.185% ,
( 1-month SOFR + 2.5% ), 7/02/29 ................ United States 334,095 $ 334,889 0 .08
g
Environmental & Facilities Services
Madison IAQ LLC, First Lien, Initial CME Term Loan ,
7.889% , ( 6-month SOFR + 2.75% ), 6/21/28 ........ United States 884,853 885,579 0 .20
Reworld Holding Corp., First Lien, 2024 Refinancing,
CME Term Loan, B , 7.156% , ( 1-month SOFR + 2.5% ),
11/30/28 .................................. United States 1,099,786 1,102,365 0 .26
Reworld Holding Corp., First Lien, 2024 Refinancing,
CME Term Loan, C , 7.156% , ( 1-month SOFR + 2.5% ),
11/30/28 .................................. United States 60,248 60,390 0 .01
2,048,334 0 .47
a a a a a a
g
Health Care Equipment
Medline Borrower LP, First Lien, Dollar Incremental
CME Term Loan , 6.935% , ( 1-month SOFR + 2.25% ),
10/23/28 .................................. United States 341,997 342,346 0 .08
Medline Borrower LP, First Lien, Initial CME Term Loan ,
7.435% , ( 1-month SOFR + 2.75% ), 10/23/28 ....... United States 2,515,393 2,520,562 0 .58
US Radiology Specialists, Inc. (US Outpatient Imaging
Services, Inc.), First Lien, CME Term Loan , 9.354% ,
( 3-month SOFR + 4.75% ), 12/15/27 .............. United States 1,740,870 1,750,123 0 .40
4,613,031 1 .06
a a a a a a
g
Health Care Facilities
ADMI Corp., First Lien, Amendment No. 4 Refinancing
CME Term Loan , 8.175% , ( 1-month SOFR + 3.375% ),
12/23/27 .................................. United States 1,910,352 1,876,128 0 .43
ADMI Corp., First Lien, Amendment No. 5 CME Term
Loan , 8.71% , ( 1-month SOFR + 3.75% ), 12/23/27 ... United States 1,469,149 1,444,541 0 .33
ADMI Corp., First Lien, CME Term Loan, B5 , 10.435% ,
( 1-month SOFR + 5.75% ), 12/23/27 .............. United States 335,130 338,062 0 .08
Aveanna Healthcare LLC, First Lien, 2021 Extended CME
Term Loan , 8.907% , ( 3-month SOFR + 3.75% ), 7/17/28 United States 1,352,083 1,324,534 0 .31
Charlotte Buyer, Inc., First Lien, First Refinancing CME
Term Loan , 9.573% , ( 1-month SOFR + 4.75% ), 2/11/28 United States 3,131,835 3,161,979 0 .73
Concentra Health Services, Inc., First Lien, Initial CME
Term Loan , 6.935% , ( 1-month SOFR + 2.25% ), 7/26/31 United States 307,692 308,846 0 .07
Dermatology Intermediate Holdings III, Inc., First Lien,
Initial CME Term Loan , 8.835% , ( 3-month SOFR +
4.25% ), 3/26/29 ............................. United States 1,391,613 1,330,730 0 .31
LifePoint Health, Inc., First Lien, 2024 Incremental CME
Term Loan , 8.632% , ( 3-month SOFR + 4% ), 5/19/31 . United States 1,105,144 1,108,249 0 .26
LifePoint Health, Inc., First Lien, CME Term Loan, B1 ,
8.406% , ( 3-month SOFR + 3.75% ), 5/19/31 ........ United States 2,200,000 2,204,268 0 .51
Medical Solutions Holdings, Inc., First Lien, CME Term
Loan , 8.185% , ( 3-month SOFR + 3.5% ), 11/01/28 ... United States 1,447,201 1,090,987 0 .25
PAREXEL International, Inc., First Lien, Fifth Amendment
CME Term Loan , 7.685% , ( 1-month SOFR + 3% ),
11/15/28 .................................. United States 1,362,026 1,362,857 0 .31
Pathway Vet Alliance LLC, First Lien, 2021 Replacement
CME Term Loan , 8.55% , ( 1-month SOFR + 3.75% ),
3/31/27 ................................... United States 2,776,052 2,413,236 0 .56
Star Parent, Inc., First Lien, CME Term Loan , 8.354% ,
( 3-month SOFR + 3.75% ), 9/27/30 ............... United States 1,741,250 1,707,957 0 .39

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Health Care Facilities (continued)
Surgery Center Holdings, Inc., First Lien, 2024
Refinancing CME Term Loan , 7.495% , ( 1-month SOFR
+ 2.75% ), 12/19/30 .......................... United States 283,476 $ 284,454 0 .07
19,956,828 4 .61
a a a a a a
g
Health Care Services
CNT Holdings I Corp., First Lien, Initial CME Term Loan ,
8.085% , ( 3-month SOFR + 3.5% ), 11/08/27 ........ United States 1,398,123 1,403,016 0 .32
eResearchTechnology, Inc., First Lien, CME Term Loan,
B1 , 8.685% , ( 1-month SOFR + 4% ), 2/04/27 ....... United States 1,051,470 1,055,192 0 .24
h
MPH Acquisition Holdings LLC, First Lien, Initial CME
Term Loan , 9.569% , ( 3-month SOFR + 4.25% ), 9/01/28 United States 2,346,445 1,775,637 0 .41
h
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan , 8.52% , ( 1-month SOFR + 3.75% ), 3/02/28 United States 3,439,792 3,383,362 0 .78
h
National Mentor Holdings, Inc., First Lien, Initial CME
Term Loan, C , 8.454% , ( 3-month SOFR + 3.75% ),
3/02/28 ................................... United States 110,616 108,801 0 .03
Phoenix Guarantor, Inc., First Lien, CME Term Loan, B4 ,
7.935% , ( 1-month SOFR + 3.25% ), 2/21/31 ........ United States 2,271,490 2,274,523 0 .53
f
Radiology Partners, Inc., First Lien, CME Term Loan, B ,
PIK, 8.883% , ( 3-month SOFR + 3.5% ), 1/31/29 ..... United States 2,054,669 2,022,907 0 .47
US Anesthesia Partners, Inc., First Lien, Initial CME Term
Loan , 9.036% , ( 1-month SOFR + 4.25% ), 10/02/28 .. United States 1,580,724 1,560,278 0 .36
Waystar Technologies, Inc., First Lien, Initial CME Term
Loan , 7.435% , ( 1-month SOFR + 2.75% ), 10/22/29 .. United States 880,556 885,051 0 .20
14,468,767 3 .34
a a a a a a
Health Care Supplies
g
Bausch + Lomb Corp., First Lien, Initial CME Term Loan ,
8.095% , ( 1-month SOFR + 3.25% ), 5/10/27 ........ United States 592,424 592,795 0 .14
g
Health Care Technology
athenahealth Group, Inc., First Lien, Initial CME Term
Loan , 7.935% , ( 1-month SOFR + 3.25% ), 2/15/29 ... United States 4,608,357 4,601,145 1 .06
Cotiviti, Inc., First Lien, Initial Floating Rate CME Term
Loan , 7.922% , ( 1-month SOFR + 3.25% ), 5/01/31 ... United States 1,865,625 1,868,545 0 .43
6,469,690 1 .49
a a a a a a
g
Home Improvement Retail
Specialty Building Products Holdings LLC, First Lien,
Initial CME Term Loan , 8.535% , ( 1-month SOFR +
3.75% ), 10/16/28 ............................ United States 696,429 690,888 0 .16
White Cap Supply Holdings LLC, First Lien, CME Term
Loan, C , 7.935% , ( 1-month SOFR + 3.25% ), 10/19/29 United States 1,562,135 1,560,737 0 .36
2,251,625 0 .52
a a a a a a
Hotels, Resorts & Cruise Lines
g
Hilton Grand Vacations Borrower LLC, First Lien, Initial
CME Term Loan , 7.185% , ( 1-month SOFR + 2.5% ),
8/02/28 ................................... United States 926,970 925,232 0 .21
Household Products
g
Energizer Holdings, Inc., First Lien, 2024 Refinancing
CME Term Loan , 6.759% , ( 1-month SOFR + 2% ),
12/22/27 .................................. United States 468,653 470,019 0 .11
Housewares & Specialties
g
Hunter Douglas, Inc., First Lien, CME Term Loan, B1 ,
8.571% , ( 3-month SOFR + 3.5% ), 2/25/29 ......... Netherlands 1,574,409 1,571,858 0 .36

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Human Resource & Employment Services
CHG Healthcare Services, Inc., First Lien, 2024 CME
Term Loan , 8.3% , ( 1-month SOFR + 3.5% ), 9/29/28 .. United States 789,232 $ 792,850 0 .18
CHG Healthcare Services, Inc., First Lien, Initial CME
Term Loan , 8.3% , ( 1-month SOFR + 3.5% ), 9/29/28 .. United States 814,464 817,099 0 .19
Ingenovis Health, Inc., First Lien, Initial CME Term Loan ,
9.05% , ( 1-month SOFR + 4.25% ), 3/06/28 ......... United States 262,041 198,496 0 .05
Soliant Lower Intermediate LLC, First Lien, Initial CME
Term Loan , 8.435% , ( 1-month SOFR + 3.75% ), 7/18/31 United States 1,412,180 1,421,896 0 .33
3,230,341 0 .75
a a a a a a
g
Independent Power Producers & Energy Traders
Calpine Construction Finance Co. LP, First Lien,
Refinancing CME Term Loan , 6.685% , ( 1-month SOFR
+ 2% ), 7/19/30 .............................. United States 796,000 792,454 0 .18
Calpine Corp., First Lien, CME Term Loan , 6.685% ,
( 1-month SOFR + 2% ), 1/31/31 ................. United States 995,000 993,304 0 .23
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, B , 8.596% , ( 3-month SOFR + 3.5% ), 5/17/30 .. United States 731,335 733,883 0 .17
Talen Energy Supply LLC, First Lien, Initial CME Term
Loan, C , 8.596% , ( 3-month SOFR + 3.5% ), 5/17/30 .. United States 169,101 169,690 0 .04
2,689,331 0 .62
a a a a a a
g
Industrial Machinery & Supplies & Components
CPM Holdings, Inc., First Lien, Initial CME Term Loan ,
9.172% , ( 1-month SOFR + 4.5% ), 9/28/28 ......... United States 2,487,469 2,442,159 0 .56
Crosby US Acquisition Corp., First Lien, Amendment No.
4 Replacement CME Term Loan , 8.185% , ( 1-month
SOFR + 3.5% ), 8/16/29 ....................... United States 829,860 834,619 0 .19
Filtration Group Corp., First Lien, 2021 Incremental CME
Term Loan , 8.3% , ( 1-month SOFR + 3.5% ), 10/23/28 . United States 994,872 997,797 0 .23
h
Pro Mach Group, Inc., First Lien, Amendment No. 4 CME
Term Loan , 8.185% , ( 1-month SOFR + 3.5% ), 8/31/28 United States 1,080,851 1,086,407 0 .25
Tiger Acquisition LLC, First Lien, Initial CME Term Loan ,
8.694% , ( 1-month SOFR + 3.25% ), 6/01/28 ........ United States 1,162,174 1,158,141 0 .27
TK Elevator Midco GmbH, First Lien, CME Term Loan, C ,
8.588% , ( 6-month SOFR + 3.5% ), 4/30/30 ......... Germany 1,927,183 1,934,478 0 .45
8,453,601 1 .95
a a a a a a
g
Insurance Brokers
Alliant Holdings Intermediate LLC, First Lien, Initial CME
Term Loan , 7.759% , ( 1-month SOFR + 3% ), 9/19/31 . United States 1,919,386 1,912,851 0 .44
h
AssuredPartners, Inc., First Lien, 2024 CME Term Loan ,
8.185% , ( 1-month SOFR + 3.5% ), 2/14/31 ......... United States 4,510,888 4,522,481 1 .04
Broadstreet Partners, Inc., First Lien, 2024 CME Term
Loan, B , 7.935% , ( 1-month SOFR + 3.25% ), 6/16/31 . United States 902,839 903,186 0 .21
HUB International Ltd., First Lien, 2024-1 Incremental
CME Term Loan , 7.367% , ( 3-month SOFR + 2.75% ),
6/20/30 ................................... United States 3,993,770 4,005,952 0 .92
Truist Insurance Holdings LLC, First Lien, Initial CME
Term Loan , 7.854% , ( 3-month SOFR + 3.25% ), 5/06/31 United States 4,142,574 4,152,951 0 .96
USI, Inc., First Lien, 2024 CME Term Loan , 7.354% ,
( 3-month SOFR + 2.75% ), 9/27/30 ............... United States 1,789,254 1,790,793 0 .41
17,288,214 3 .98
a a a a a a
Integrated Telecommunication Services
g
Global Tel*Link Corp., First Lien, Initial CME Term Loan ,
12.185% , ( 1-month SOFR + 7.5% ), 7/31/29 ........ United States 1,620,000 1,578,828 0 .37

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Interactive Home Entertainment
g
Playtika Holding Corp., First Lien, CME Term Loan, B1 ,
7.55% , ( 1-month SOFR + 2.75% ), 3/13/28 ......... United States 1,109,391 $ 1,109,441 0 .25
Internet Services & Infrastructure
g
Barracuda Networks, Inc., First Lien, Initial CME Term
Loan , 9.085% , ( 3-month SOFR + 4.5% ), 8/15/29 .... United States 1,635,347 1,545,812 0 .36
g
Investment Banking & Brokerage
AI Aqua Merger Sub, Inc., First Lien, Initial CME Term
Loan, B , 8.357% , ( 1-month SOFR + 3.5% ), 7/31/28 .. United States 2,259,069 2,265,654 0 .52
Aretec Group, Inc., First Lien, CME Term Loan, B2 ,
8.685% , ( 1-month SOFR + 4% ), 8/09/30 .......... United States 1,271,900 1,266,634 0 .29
Citadel Securities LP, First Lien, CME Term Loan ,
6.718% , ( 1-month SOFR + 2% ), 7/29/30 .......... United States 1,510,847 1,512,501 0 .35
Deerfield Dakota Holding LLC, First Lien, Initial Dollar
CME Term Loan , 8.354% , ( 3-month SOFR + 3.75% ),
4/09/27 ................................... United States 1,460,570 1,442,649 0 .33
Jane Street Group LLC, First Lien, 2021 CME Term Loan ,
7.46% , ( 1-month SOFR + 2.5% ), 1/26/28 .......... United States 1,079,775 1,079,867 0 .25
WEC US Holdings Ltd., First Lien, Initial CME Term Loan ,
7.422% , ( 1-month SOFR + 2.75% ), 1/27/31 ........ United States 1,510,500 1,513,294 0 .35
9,080,599 2 .09
a a a a a a
g
IT Consulting & Other Services
Amazon Holdco, Inc., First Lien, Initial CME Term Loan ,
6.935% , ( 1-month SOFR + 2.25% ), 9/29/31 ........ United States 972,222 973,316 0 .22
f
Aventiv Technologies LLC, Second Lien, CME Term Loan ,
PIK, 13.915% , ( 3-month SOFR + 9% ), 11/03/25 ..... United States 2,788 850 0.00
†
Fortress Intermediate 3, Inc., First Lien, Initial CME Term
Loan , 8.435% , ( 1-month SOFR + 3.75% ), 6/27/31 ... United States 1,977,218 1,977,633 0 .46
Gainwell Acquisition Corp., First Lien, CME Term Loan, B ,
8.704% , ( 3-month SOFR + 4% ), 10/01/27 .......... United States 1,924,107 1,853,877 0 .43
Peraton Corp., First Lien, CME Term Loan, B , 8.535% ,
( 1-month SOFR + 3.75% ), 2/01/28 ............... United States 239,366 232,323 0 .05
Sitel Worldwide Corp., First Lien, Initial Dollar CME Term
Loan , 8.55% , ( 1-month SOFR + 3.75% ), 8/28/28 .... France 1,674,425 1,060,129 0 .24
6,098,128 1 .40
a a a a a a
Leisure Facilities
f ,g
24 Hour Fitness Worldwide, Inc., First Lien, Exit CME
Term Loan , PIK, 9.865% , ( 3-month SOFR + 5% ),
12/29/25 .................................. United States 8,814,658 3,658,083 0 .84
Leisure Products
g
Recess Holdings, Inc., First Lien, Initial CME Term Loan ,
9.085% , ( 3-month SOFR + 4.5% ), 2/20/30 ......... United States 107,257 107,919 0 .02
Metal, Glass & Plastic Containers
g
Mauser Packaging Solutions Holding Co., First Lien,
Initial CME Term Loan , 8.172% , ( 1-month SOFR +
3.5% ), 4/15/27 .............................. United States 1,018,994 1,023,452 0 .24
Movies & Entertainment
g
Banijay Group US Holding, Inc., First Lien, USD CME
Term Loan, B , 8.196% , ( 1-month SOFR + 3.25% ),
3/01/28 ................................... France 682,363 684,666 0 .16
Multi-line Insurance
g
Acrisure LLC, First Lien, CME Term Loan, B6 , 8.009% ,
( 1-month SOFR + 3.25% ), 11/06/30 .............. United States 3,488,519 3,487,438 0 .81

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Multi-Sector Holdings
g
Belfor Holdings, Inc., First Lien, Initial CME Term Loan,
B1 , 8.435% , ( 1-month SOFR + 3.75% ), 11/01/30 .... United States 139,669 $ 140,542 0 .03
Office Services & Supplies
g
Pitney Bowes, Inc., First Lien, Refinancing CME Term
Loan, B , 8.8% , ( 1-month SOFR + 4% ), 3/17/28 ...... United States 3,552,264 3,568,924 0 .82
Oil & Gas Storage & Transportation
g
UGI Energy Services LLC, First Lien, Initial CME Term
Loan , 7.844% , ( 1-month SOFR + 2.5% ), 2/22/30 .... United States 1,261,187 1,263,666 0 .29
g
Other Specialty Retail
GNC Holdings, Inc., Second Lien, CME Term Loan ,
10.785% , ( 1-month SOFR + 6% ), 10/07/26 ......... United States 4,991,642 3,506,628 0 .81
Great Outdoors Group LLC, First Lien, CME Term Loan,
B1 , 8.55% , ( 1-month SOFR + 3.75% ), 3/06/28 ...... United States 1,494,395 1,499,625 0 .34
Michaels Cos., Inc. (The), First Lien, CME Term Loan, B ,
9.115% , ( 3-month SOFR + 4.25% ), 4/17/28 ........ United States 331,109 252,287 0 .06
Petco Health & Wellness Co., Inc., First Lien, Initial CME
Term Loan , 8.115% , ( 3-month SOFR + 3.25% ), 3/03/28 United States 3,710,943 3,536,547 0 .82
8,795,087 2 .03
a a a a a a
g
Packaged Foods & Meats
Fiesta Purchaser, Inc., First Lien, CME Term Loan ,
8.685% , ( 1-month SOFR + 4% ), 2/12/31 .......... United States 759,518 762,563 0 .17
Primary Products Finance LLC, First Lien, CME Term
Loan, B , 8.248% , ( 3-month SOFR + 3.5% ), 4/02/29 .. United States 1,329,351 1,333,977 0 .31
Simply Good Foods USA, Inc., First Lien, Initial CME
Term Loan , 7.318% , ( 1-month SOFR + 2.5% ), 3/17/27 United States 124,238 125,015 0 .03
2,221,555 0 .51
a a a a a a
g
Paper & Plastic Packaging Products & Materials
Charter Next Generation, Inc., First Lien, CME Term
Loan, B , 7.685% , ( 1-month SOFR + 3% ), 12/01/27 ... United States 1,659,423 1,661,589 0 .38
Klockner Pentaplast of America, Inc., First Lien, USD
CME Term Loan, B , 9.723% , ( 6-month SOFR +
4.725% ), 2/09/26 ............................ Luxembourg 2,535,632 2,379,970 0 .55
LC Ahab US Bidco LLC, First Lien, Initial CME Term
Loan , 8.185% , ( 1-month SOFR + 3.5% ), 5/01/31 .... United States 328,228 329,869 0 .08
ProAmpac PG Borrower LLC, First Lien, 2024 CME Term
Loan, B , 8.839% , ( 3-month SOFR + 4% ), 9/15/28 .... United States 1,257,191 1,263,087 0 .29
SupplyOne, Inc., First Lien, CME Term Loan, B , 8.435% ,
( 1-month SOFR + 3.75% ), 4/21/31 ............... United States 1,451,888 1,455,648 0 .33
7,090,163 1 .63
a a a a a a
Paper Products
g ,h
Glatfelter Corp., First Lien, CME Term Loan, B , 8.447% ,
( 12-month SOFR + 4.25% ), 10/10/31 ............. United States 1,000,000 992,190 0 .23
g
Passenger Airlines
AAdvantage Loyalty IP Ltd., First Lien, Initial CME Term
Loan , 9.629% , ( 3-month SOFR + 4.75% ), 4/20/28 ... United States 1,059,647 1,091,494 0 .25
Air Canada, First Lien, CME Term Loan , 7.253% ,
( 3-month SOFR + 2.5% ), 3/21/31 ................ Canada 729,930 731,682 0 .17
American Airlines, Inc., First Lien, Initial CME Term Loan ,
7.209% , ( 6-month SOFR + 2.5% ), 6/04/29 ......... United States 900,000 897,750 0 .21
United Airlines, Inc., First Lien, CME Term Loan, B ,
7.385% , ( 3-month SOFR + 2.75% ), 2/22/31 ........ United States 995,000 998,463 0 .23

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Passenger Airlines (continued)
WestJet Loyalty LP, First Lien, Initial CME Term Loan ,
8.354% , ( 3-month SOFR + 3.75% ), 2/14/31 ........ Canada 3,036,436 $ 3,040,004 0 .70
6,759,393 1 .56
a a a a a a
g
Passenger Ground Transportation
Savage Enterprises LLC, First Lien, Initial CME Term
Loan , 7.685% , ( 1-month SOFR + 3% ), 9/15/28 ...... United States 370,643 372,172 0 .09
Worldwide Express LLC, First Lien, Initial CME Term
Loan , 8.865% , ( 3-month SOFR + 4% ), 7/26/28 ...... United States 1,492,327 1,496,252 0 .35
1,868,424 0 .44
a a a a a a
g
Pharmaceuticals
Endo Finance Holdings, Inc., First Lien, Initial CME Term
Loan , 9.245% , ( 1-month SOFR + 4.5% ), 4/09/31 .... United States 369,458 370,228 0 .08
Grifols Worldwide Operations Ltd., First Lien, CME Term
Loan, B , 6.735% , ( 3-month SOFR + 2% ), 11/15/27 ... Spain 448,187 436,142 0 .10
Jazz Financing Lux SARL, First Lien, Dollar CME Term
Loan, B2 , 6.935% , ( 1-month SOFR + 2.25% ), 5/05/28 United States 1,469,792 1,471,629 0 .34
Organon & Co., First Lien, Dollar CME Term Loan ,
7.259% , ( 1-month SOFR + 2.5% ), 5/19/31 ......... United States 868,359 869,444 0 .20
Perrigo Investments LLC, First Lien, Initial CME Term
Loan, B , 7.035% , ( 1-month SOFR + 2.25% ), 4/20/29 . United States 933,931 937,433 0 .22
Southern Veterinary Partners LLC, First Lien, CME Term
Loan , 7.027% , ( 12-month SOFR + 3.25% ), 10/30/31 . United States 517,241 515,948 0 .12
4,600,824 1 .06
a a a a a a
g
Property & Casualty Insurance
Asurion LLC, First Lien, New CME Term Loan, B11 ,
9.035% , ( 1-month SOFR + 4.25% ), 8/21/28 ........ United States 339,655 338,169 0 .08
Asurion LLC, First Lien, New CME Term Loan, B8 , 8.05% ,
( 1-month SOFR + 3.25% ), 12/23/26 .............. United States 1,215,663 1,216,873 0 .28
Asurion LLC, Second Lien, New CME Term Loan, B3 ,
10.05% , ( 1-month SOFR + 5.25% ), 1/31/28 ........ United States 2,652,263 2,563,691 0 .59
Asurion LLC, Second Lien, New CME Term Loan, B4 ,
10.05% , ( 1-month SOFR + 5.25% ), 1/19/29 ........ United States 3,248,036 3,109,426 0 .72
Sedgwick Claims Management Services, Inc., First Lien,
2024 CME Term Loan , 7.585% , ( 3-month SOFR + 3% ),
7/31/31 ................................... United States 4,495,882 4,502,446 1 .04
11,730,605 2 .71
a a a a a a
g
Publishing
Cengage Learning, Inc., First Lien, CME Term Loan, B ,
9.538% , ( 6-month SOFR + 4.25% ), 3/24/31 ........ United States 3,313,509 3,331,037 0 .77
McGraw-Hill Education, Inc., First Lien, 2024 CME Term
Loan , 8.604% , ( 3-month SOFR + 4% ), 8/01/31 ...... United States 1,760,304 1,770,453 0 .41
5,101,490 1 .18
a a a a a a
Real Estate Development
g
Greystar Real Estate Partners LLC, First Lien, CME Term
Loan, B2 , 7.495% , ( 1-month SOFR + 2.75% ), 8/21/30 United States 399,122 400,618 0 .09
g
Real Estate Services
Cushman & Wakefield US Borrower LLC, First Lien, 2023
CME Term Loan, B , 7.685% , ( 1-month SOFR + 3% ),
1/31/30 ................................... United States 1,091,508 1,094,925 0 .25

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
g
Real Estate Services (continued)
Cushman & Wakefield US Borrower LLC, First Lien,
2024-3 CME Term Loan , 7.935% , ( 1-month SOFR +
3.25% ), 1/31/30 ............................. United States 104,214 $ 104,520 0 .03
1,199,445 0 .28
a a a a a a
g
Research & Consulting Services
CoreLogic, Inc., First Lien, Initial CME Term Loan , 8.3% ,
( 1-month SOFR + 3.5% ), 6/02/28 ................ United States 2,586,667 2,578,350 0 .60
Dun & Bradstreet Corp. (The), First Lien, CME Term
Loan, B , 7.468% , ( 1-month SOFR + 2.75% ), 1/18/29 . United States 798,948 801,161 0 .18
Grant Thornton LLP, First Lien, Term Loan, B , 8.497% ,
( 3-month SOFR + 3.25% ), 6/02/31 ............... United Kingdom 777,778 778,964 0 .18
4,158,475 0 .96
a a a a a a
g
Restaurants
Flynn Restaurant Group LP, First Lien, CME Term Loan ,
9.05% , ( 1-month SOFR + 4.25% ), 12/01/28 ........ United States 2,462,053 2,474,560 0 .57
h
Golden State Foods LLC, First Lien, CME Term Loan, B ,
8.447% , ( 12-month SOFR + 4.25% ), 10/03/31 ...... United States 847,458 849,047 0 .20
IRB Holding Corp., First Lien, CME Term Loan, B ,
7.535% , ( 1-month SOFR + 2.75% ), 12/15/27 ....... United States 410,792 411,211 0 .10
Whatabrands LLC, First Lien, 2024 CME Term Loan, B ,
7.435% , ( 1-month SOFR + 2.75% ), 8/03/28 ........ United States 1,651,512 1,653,204 0 .38
5,388,022 1 .25
a a a a a a
g
Security & Alarm Services
Allied Universal Holdco LLC, First Lien, Initial US Dollar
CME Term Loan , 8.535% , ( 1-month SOFR + 3.75% ),
5/12/28 ................................... United States 3,828,938 3,825,683 0 .88
Prime Security Services Borrower LLC, First Lien,
CME Term Loan , 7.107% , ( 1-month SOFR + 2.25% ),
10/11/30 .................................. United States 1,794,870 1,797,159 0 .42
5,622,842 1 .30
a a a a a a
Semiconductor Materials & Equipment
g
MKS Instruments, Inc., First Lien, 2024-1 Dollar CME
Term Loan, B , 6.995% , ( 1-month SOFR + 2.25% ),
8/17/29 ................................... United States 1,620,281 1,624,331 0 .38
g
Soft Drinks & Non-alcoholic Beverages
Naked Juice LLC, First Lien, Initial CME Term Loan ,
7.954% , ( 3-month SOFR + 3.25% ), 1/24/29 ........ United States 1,603,628 1,211,236 0 .28
Triton Water Holdings, Inc., First Lien, 2024 Incremental
CME Term Loan , 8.604% , ( 3-month SOFR + 4% ),
3/31/28 ................................... United States 165,417 166,210 0 .04
Triton Water Holdings, Inc., First Lien, Initial CME Term
Loan , 8.115% , ( 3-month SOFR + 3.25% ), 3/31/28 ... United States 1,534,724 1,537,686 0 .35
2,915,132 0 .67
a a a a a a
g
Specialized Consumer Services
Mavis Tire Express Services Topco Corp., First Lien,
2024-2 Incremental CME Term Loan , 8.185% , ( 1-month
SOFR + 3.5% ), 5/04/28 ....................... United States 395,560 397,044 0 .09
Pre-Paid Legal Services, Inc., First Lien, Initial CME Term
Loan , 8.55% , ( 1-month SOFR + 3.75% ), 12/07/28 ... United States 561,048 562,137 0 .13
Wand NewCo 3, Inc., First Lien, Initial CME Term Loan ,
7.905% , ( 3-month SOFR + 3.25% ), 1/30/31 ........ United States 660,149 660,974 0 .15
1,620,155 0 .37
a a a a a a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
See Notes to Schedule of Investments. Quarterly Schedule of Investments

a a
Country
Principal
Amount
*
a Value
% of Net
Assets
a a a a a a
Senior Floating Rate Interests
(continued)
Specialized Finance
g
Red Planet Borrower LLC, First Lien, CME Term Loan, B ,
8.285% , ( 1-month SOFR + 3.5% ), 10/02/28 ........ United States 1,981,102 $ 1,905,751 0 .44
g
Specialty Chemicals
A-AP Buyer, Inc., First Lien, Initial CME Term Loan ,
7.854% , ( 3-month SOFR + 3.25% ), 9/09/31 ........ United States 383,959 385,879 0 .09
Hexion Holdings Corp., First Lien, Initial CME Term Loan ,
9.771% , ( 3-month SOFR + 4.5% ), 3/15/29 ......... United States 3,237,938 3,241,694 0 .75
Hexion Holdings Corp., Second Lien, Initial CME Term
Loan , 12.223% , ( 1-month SOFR + 7.438% ), 3/15/30 . United States 2,587,209 2,364,709 0 .55
Nouryon Finance BV, First Lien, CME Term Loan, B ,
8.628% , ( 3-month SOFR + 3.5% ), 4/03/28 ......... Netherlands 1,207,542 1,215,844 0 .28
PMHC II, Inc., First Lien, Initial CME Term Loan , 9.058% ,
( 3-month SOFR + 4.25% ), 4/23/29 ............... United States 3,962,074 3,916,788 0 .90
11,124,914 2 .57
a a a a a a
g
Systems Software
McAfee Corp., First Lien, CME Term Loan, B1 , 8.1% ,
( 1-month SOFR + 3.25% ), 3/01/29 ............... United States 3,845,415 3,845,684 0 .89
Sovos Compliance LLC, First Lien, Initial CME Term
Loan , 9.3% , ( 1-month SOFR + 4.5% ), 8/11/28 ...... United States 2,090,729 2,092,695 0 .48
Surf Holdings LLC, First Lien, Dollar CME Term Loan ,
8.359% , ( 1-month SOFR + 3.5% ), 3/05/27 ......... United States 1,484,506 1,484,402 0 .34
7,422,781 1 .71
a a a a a a
Trading Companies & Distributors
g
Foundation Building Materials, Inc., First Lien, 2024
Incremental CME Term Loan , 9.252% , ( 1-month SOFR
+ 4% ), 1/29/31 .............................. United States 2,924,993 2,886,281 0 .67
Transaction & Payment Processing Services
g
Boost Newco Borrower LLC, First Lien, USD CME Term
Loan, B1 , 7.104% , ( 3-month SOFR + 2.5% ), 1/31/31 . United States 4,690,994 4,710,063 1 .09
Wireless Telecommunication Services
g
Crown Subsea Communications Holding, Inc., First Lien,
2024 CME Term Loan , 9.252% , ( 3-month SOFR + 4% ),
1/30/31 ................................... United States 1,126,210 1,134,133 0 .26
Total Senior Floating Rate Interests (Cost $ 379,599,187 ) ..................
372,528,154 85 .99
Shares/Units
Escrows and Litigation Trusts
a,d
Millennium Corporate Claim Trust, Escrow Account .... United States 6,589,709 — 0.00
a,d
Millennium Lender Claim Trust, Escrow Account ...... United States 6,589,709 — 0.00
Total Escrows and Litigation Trusts (Cost $ – ) ............................
— 0.00
Total Long Term Investments (Cost $ 426,405,756 ) ........................
410,542,672 94 .77
a

Franklin Floating Rate Master Trust
Schedule of Investments (unaudited)
Franklin Floating Rate Master Series
(continued)
Quarterly Schedule of Investments See Notes to Schedule of Investments.

See Abbreviations on page 21 .
Short Term Investments
a a
Principal
Amount
*
a Value
% of Net
Assets
aa aa aa aa aa aa
Repurchase Agreements
k
Joint Repurchase Agreement , 4.829% , 11/01/24 (Maturity Value
$ 18,696,447 )
BNP Paribas Securities Corp. (Maturity Value $10,759,431)
Deutsche Bank Securities, Inc. (Maturity Value $5,785,242)
HSBC Securities (USA), Inc. (Maturity Value $2,151,774)
Collateralized by U.S. Government Agency Securities, 2.5% - 5.5%,
5/15/27 - 12/20/52; U.S. Government Agency Strips, 8/15/34 - 8/15/51;
U.S. Treasury Bills, 11/05/24 - 6/12/25; and U.S. Treasury Notes, 3.75%,
12/31/28 (valued at $ 19,083,766 ) .............................. 18,693,939 $ 18,693,939 4 .32
Total Repurchase Agreements (Cost $ 18,693,939 ) ........................
18,693,939 4 .32
a a a
a a
Country Shares a Value
% of Net
Assets
a a a a a a
Investments from Cash Collateral Received
for Loaned Securities
Money Market Funds
c,l
Institutional Fiduciary Trust - Money Market Portfolio ,
4.582% ................................... United States 49,000 49,000 0 .01
Total Investments from Cash Collateral Received for Loaned Securities
(Cost $ 49,000 ) ........................................................
49,000 0 .01
Total Short Term Investments (Cost $ 18,742,939 ) .........................
18,742,939 4 .33
a
Total Investments (Cost $ 445,148,695 ) ..................................
$429,285,611 99 .10
Other Assets, less Liabilities ...........................................
3,909,277 0 .90
Net Assets ...........................................................
$433,194,888 100.00
*
The principal amount is stated in U.S. dollars unless otherwise indicated.
†
Rounds to less than 0.01% of net assets.
a
Non-income producing.
b
A portion or all of the security is on loan at October 31, 2024.
c
See Note 4 regarding investments in affiliated management investment companies.
d
Fair valued using significant unobservable inputs. See Note 5 regarding fair value measurements.
e
Security was purchased pursuant to Rule 144A or Regulation S under the Securities Act of 1933. 144A securities may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. Regulation S securities cannot be sold in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. At October 31, 2024, the aggregate value of these securities was $26,019,066, representing 6.0% of net assets.
f
Income may be received in additional securities and/or cash.
g
The coupon rate shown represents the rate inclusive of any caps or floors, if applicable, in effect at period end.
h
A portion or all of the security purchased on a delayed delivery basis.
i
See Note 3 regarding unfunded loan commitments.
j
A portion or all of the security represents an unsettled loan commitment. The coupon rate is to-be determined (TBD) at the time of the settlement and will be based upon a reference index/floor plus a spread.
k
Investment is through participation in a joint account with other funds managed by the investment manager or an affiliate of the investment manager. At October 31, 2024, all repurchase agreements had been entered into on that date.
l
The rate shown is the annualized seven-day effective yield at period end.

Franklin Floating Rate Master Trust

Quarterly Schedule of Investments
Notes to Schedule of Investments (unaudited)
1. Organization
Franklin Floating Rate Master Trust (Trust) is registered under the Investment Company Act of 1940 (1940 Act) as an open-
end management investment company, consisting of one fund, Franklin Floating Rate Master Series (Fund). The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (FASB) Accounting Standards Codification
Topic 946, Financial Services – Investment Companies (ASC 946) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles (U.S. GAAP), including, but not limited to, ASC 946. The shares are exempt from registration under the Securities Act of 1933.
2. Financial Instrument Valuation
The Fund's investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The
Fund calculates the net asset value (NAV) per share each business day as of 4 p.m. Eastern time or the regularly scheduled close of the New York Stock Exchange (NYSE), whichever is earlier. Under compliance policies and procedures approved by the Trust's Board of Trustees (the Board), the Board has designated the Fund's investment manager as the valuation designee and has responsibility for oversight of valuation. The investment manager is assisted by the Fund's administrator in performing this responsibility, including leading the cross-functional Valuation Committee (VC). The Fund may utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.
Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.
Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund's pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value.
Investments in open-end mutual funds are valued at the closing NAV. Investments in repurchase agreements are valued at cost, which approximates fair value.
The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the Fund primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed.
3. Unfunded Loan Commitments
The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Schedule of Investments.

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
At October 31, 2024, unfunded commitments were as follows:
4. Investments in Affiliated Management Investment Companies
The Fund invests in one or more affiliated management investment companies. As defined in the 1940 Act, an investment is deemed to be a "Controlled Affiliate" of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated fund's outstanding shares or has the power to exercise control over management or policies of such fund. The Fund does not invest for purposes of exercising a controlling influence over the management or policies. During the period ended October 31,
2024, the Fund held investments in affiliated management investment companies as follows:
5. Fair Value Measurements
The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources
(observable inputs) and the Fund's own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund's financial instruments and are summarized in the following fair value hierarchy:
Level 1 – quoted prices in active markets for identical financial instruments
Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of financial instruments)
The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.
A summary of inputs used as of October 31, 2024, in valuing the Fund's assets carried at fair value, is as follows:
Borrower Unfunded Commitment
Franklin Floating Rate Master Series
ABG Intermediate Holdings 2 LLC $ 375,728
Chrysaor Bidco SARL 35,196
Epicor Software Corp. 340,778
$ 751,702
    aa
Value at
Beginning
of Period Purchases Sales
Realized Gain
(Loss)
Net Change in
Unrealized
Appreciation
(Depreciation)
Value
at End
of Period
Number of
Shares Held
at End
of Period
Investment
Income
a       a   a   a   a   a   a   a
Franklin Floating Rate Master Series
Non-Controlled Affiliates
Dividends
Franklin Senior Loan ETF .... $6,866,074 $— $(4,098,137) $(161,568) $127,116 $2,733,485 112,166 $103,242
Non-Controlled Affiliates
Income from
securities
loaned
Institutional Fiduciary Trust -
Money Market Portfolio, 4.582% $— $3,382,000 $(3,333,000) $— $— $49,000 49,000 $1,234
Total Affiliated Securities ... $6,866,074 $3,382,000 $(7,431,137) $(161,568) $127,116 $2,782,485 $104,476
3. Unfunded Loan Commitments
(continued)

Franklin Floating Rate Master Trust
Notes to Schedule of Investments (unaudited)

Quarterly Schedule of Investments
A reconciliation in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 assets and/or liabilities at the beginning and/or end of the period.
Abbreviations
Level 1 Level 2 Level 3 Total
Franklin Floating Rate Master Series
Assets:
Investments in Securities:
Common Stocks :
Industrial Machinery & Supplies & Components $ — $ 4,755,247 $ — $ 4,755,247
Leisure Facilities ....................... — 3,120 — 3,120
Oil & Gas Exploration & Production ......... 2,178,741 — — 2,178,741
Management Investment Companies ......... 5,021,395 — — 5,021,395
Preferred Stocks ........................ — 36,948 — 36,948
Warrants .............................. — — 1 1
Corporate Bonds ........................ — 26,019,066 — 26,019,066
Senior Floating Rate Interests ............... — 372,528,154 — 372,528,154
Escrows and Litigation Trusts ............... — — —
a
—
Short Term Investments ................... 49,000 18,693,939 — 18,742,939
Total Investments in Securities ........... $7,249,136 $422,036,474 $1 $429,285,611
Other Financial Instruments:
Unfunded Loan Commitments ............... $ — $ 2,511 $ — $ 2,511
Total Other Financial Instruments ......... $— $2,511 $— $2,511
a
Includes financial instruments determined to have no value.
Cu r rency
USD
United States Dollar
Selected Portfolio
CME
Chicago Mercantile Exchange
ETF
Exchange-Traded Fund
PIK
Payment-In-Kind
SOFR
Secured Overnight Financing Rate
TBD
To Be Determined
5. Fair Value Measurements
(continued)
For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.